Disposal of Part of Ownership Interest in Subsidiary without Losing Control - Additional Information (Detail) $ in Thousands	1 Months Ended
Nov. 30, 2017 TWD ($)
Disclosure Of Disposal of Part of Ownership Interest in Subsidiary without Losing Control [Abstract]
Proportion Of Subsidiary Ownership Percentage Sold	9.99%
Total cash consideration received	$ 1,776,984